Cover	12 Months Ended
Mar. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 20-F/A (the “Amendment”) is being filed by Real Messenger Corporation (the “Company,” “we,” “our,” or “us”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended March 31, 2025, originally filed with the U.S. Securities Exchange Commission on July 31, 2025 (the “Original Filing”) and as amended by Amendment No. 1 on Form 20-F/A on August 19, 2025. The Company is filing this Amendment solely to include disclosures in “Part II Item 15. Controls and Procedures” regarding (a) the evaluation of the effectiveness of our disclosure controls and procedures, and (b) the management’s annual report on internal control over financial reporting. The Amendment consists solely of the cover page, this explanatory note, Item 15, Item 19, and the signature page. The Amendment does not affect any other parts of, or any other exhibits to, the Original Filing, nor does it reflect events occurring after the date of the Original Filing. Accordingly, the Amendment should be read in conjunction with the Original Filing and with our filings with the U.S. Securities Exchange Commission subsequent to the Original Filing.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-42413
Entity Registrant Name	REAL MESSENGER CORPORATION
Entity Central Index Key	0001983324
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	695 Town Center Drive
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Costa Mesa
Entity Address, Country	CA
Entity Address, Postal Zip Code	92626
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	4,821,281
Document Financial Statement Error Correction [Flag]	false
Class A Ordinary Shares, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	RMSG
Security Exchange Name	NASDAQ
Warrants to purchase Class A Ordinary Shares
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Ordinary Shares
Trading Symbol	RMSGW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	695 Town Centre Drive
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Costa Mesa
Entity Address, Country	CA
Entity Address, Postal Zip Code	92626
City Area Code	+1-657
Local Phone Number	408-8684
Contact Personnel Name	Mr. Kwai Hoi Ma (Thomas Ma)
Contact Personnel Email Address	IR@real.co